SUBSEQUENT EVENTS (Narrative) (Details)	1 Months Ended	12 Months Ended
	Feb. 28, 2019	Dec. 31, 2018	Dec. 20, 2017
Subsequent Event [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired			100.00%
Business Combination Consideration To be Transferred Among Least		1) 20% of the total assets of Zhejiang Haiyang as of December 31, 2018 plus 20% of the audited net profit of Zhejiang Haiyang from January 1, 2019 to the completion day of the transaction, or 2) RMB170,000.
Zhejiang Haiyang [Member] | Subsequent Events [Member]
Subsequent Event [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired	20.00%
Business Combination, Contingent Consideration Arrangements, Basis for Amount	1) The evaluated total assets based on December 31, 2018*20% plus the audited net profit from January 1, 2019 to the completion day of the transaction*20%; 2) RMB170,000.